Fee and commission expenses	12 Months Ended
Dec. 31, 2021
Fee and commission expenses
Fee and commission expenses

38. Fee and commission expenses

Fee and commission expenses comprises the amount of all fees and commissions paid or payable by the Bank in the year, except those that form part of the effective interest rate on financial instruments.

The breakdown of Fee and commission expenses is as follows:

	2019	2020	2021

Credit and debit cards	4,095	2,741	3,938
Checks and others	31	43	48
Collections and transactional services	312	291	305
Fund management	1	1	1
Capital markets and securities activities	238	173	202
Financial advisory services	6	5	6
Correspondent services	723	791	802
Other fees and commissions	2,488	2,688	2,847
	7,894	6,733	8,149